UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5851
Colonial InterMarket Income Trust I
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Colonial InterMarket Income Trust I

			Par ($)	Value ($)*
Government Agencies & Obligations – 53.4%
FOREIGN GOVERNMENT BONDS – 32.3%
Aries Vermoegensverwaltungs GmbH	7.750% 10/25/09(a)	EUR	250,000	360,996
Australian Government Bond	6.250% 04/15/15	AUD	620,000	509,051
Corp. Andina de Fomento	6.375% 06/18/09	EUR	340,000	471,411
European Investment Bank	7.625% 12/07/07	GBP	295,000	567,894
Federal Republic of Brazil
	4.250% 04/15/24(b)	USD	665,000	629,289
	8.750% 02/04/25		410,000	417,175
	11.500% 04/02/09	EUR	325,000	483,037
	14.500% 10/15/09	USD	810,000	1,040,850
Federal Republic of Germany
	4.250% 07/04/14	EUR	970,000	1,307,862
	5.000% 07/04/12		375,000	524,192
	6.000% 07/04/07		800,000	1,052,440
Government of Canada
	5.250% 06/01/13	CAD	530,000	493,597
	10.000% 06/01/08		1,800,000	1,788,635
Government of New Zealand
	6.000% 11/15/11	NZD	1,340,000	948,939
	6.500% 04/15/13		985,000	720,046
Kingdom of Norway
	5.500% 05/15/09	NOK	3,360,000	571,254
	6.000% 05/16/11		2,300,000	411,994
Kingdom of Spain	5.500% 07/30/17	EUR	820,000	1,233,934
Kingdom of Sweden
	5.000% 01/28/09	SEK	13,595,000	1,949,445
	6.750% 05/05/14		6,210,000	1,058,792
Province of Quebec	6.000% 10/01/12	CAD	380,000	362,732
Republic of Bulgaria	8.250% 01/15/15	USD	575,000	718,290
Republic of Colombia
	9.750% 04/09/11		393,317	444,448
	11.500% 05/31/11	EUR	225,000	363,338
	11.750% 02/25/20	USD	370,000	493,950
Republic of France
	4.000% 04/25/14	EUR	630,000	834,516
	4.750% 10/25/12		600,000	830,428
Republic of Italy	5.000% 02/01/12		620,000	859,336
Republic of Panama	8.875% 09/30/27	USD	560,000	673,400
Republic of Peru
	7.500% 10/14/14	EUR	210,000	302,227
	9.875% 02/06/15	USD	450,000	568,125
Republic of Poland
	6.000% 05/24/09	PLN	810,000	260,209

			Par ($)	Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT BONDS – (continued)
	8.500% 05/12/07		1,115,000	365,289
Republic of South Africa
	5.250% 05/16/13	EUR	425,000	578,645
	6.500% 06/02/14	USD	520,000	574,512
Republic of Venezuela	9.250% 09/15/27		577,000	625,179
Russian Federation
	5.000% 03/31/30 (7.500% 03/31/07)(g)		525,000	599,970
	11.000% 07/24/18		500,000	760,500
	12.750% 06/24/28		595,000	1,111,817
United Kingdom Treasury
	7.500% 12/07/06	GBP	655,000	1,229,349
	8.000% 06/07/21		190,000	491,128
	9.000% 07/12/11		415,000	938,418
United Mexican States
	7.500% 03/08/10	EUR	385,000	560,111
	7.500% 04/08/33	USD	870,000	1,017,900
	11.375% 09/15/16		625,000	931,250
Western Australia Treasury Corp.	8.000% 10/15/07	AUD	1,085,000	862,083
	FOREIGN GOVERNMENT BONDS TOTAL			33,897,983
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 21.1%
Federal Farm Credit Bank	5.000% 08/25/10	USD	900,000	902,891
U.S. Treasury Bond
	7.500% 11/15/24		865,000	1,221,812
	8.875% 02/15/19		872,000	1,286,030
	10.375% 11/15/12		1,520,000	1,726,209
	10.625% 08/15/15		2,780,000	4,260,025
	12.500% 08/15/14		6,354,000	8,349,550
U.S. Treasury Note
	5.000% 02/15/11		1,245,000	1,313,572
	7.000% 07/15/06		3,050,000	3,132,207
U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL				22,192,296

	Total Government Agencies & Obligations (cost of $53,729,473)			56,090,279
Corporate Fixed-Income Bonds & Notes – 40.0%
BASIC MATERIALS – 4.0%
Chemicals – 1.8%
Agricultural Chemicals – 0.6%
IMC Global, Inc.	10.875% 08/01/13		140,000	165,550
Terra Capital, Inc.	12.875% 10/15/08		215,000	254,238

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Agricultural Chemicals – (continued)
UAP Holding Corp.
	(c) 07/15/12 (10.750% 01/15/08)		125,000	106,875
United Agri Products	8.250% 12/15/11		123,000	130,380
				657,043
Chemicals - Diversified – 1.0%
BCP Crystal US Holdings Corp.	9.625% 06/15/14		62,000	70,370
EquiStar Chemicals LP	10.625% 05/01/11		220,000	243,650
Huntsman International LLC	7.375% 01/01/15(a)		95,000	96,425
Huntsman LLC	11.500% 07/15/12		145,000	169,650
Innophos Investments Holdings, Inc., PIK	11.790% 02/15/15(a)(b)		79,372	75,403
Lyondell Chemical Co.	9.625% 05/01/07		145,000	153,519
Nell AF SARL
	8.375% 08/15/15(a)	EUR	50,000	63,561
	8.375% 08/15/15(a)	USD	75,000	76,500
NOVA Chemicals Corp.	6.500% 01/15/12		180,000	177,300
				1,126,378
Chemicals - Specialty – 0.2%
Rhodia SA	8.875% 06/01/11		185,000	181,531
				181,531
		Chemicals Total		1,964,952
Forest Products & Paper – 1.3%
Forestry – 0.2%
Millar Western Forest Products Ltd.	7.750% 11/15/13		95,000	87,400
Tembec Industries, Inc.	8.500% 02/01/11		120,000	91,800
				179,200
Paper & Related Products – 1.1%
Abitibi-Consolidated, Inc.	8.375% 04/01/15		105,000	105,788
Boise Cascade LLC
	6.474% 10/15/12(b)		70,000	70,875
	7.125% 10/15/14		80,000	78,400
Buckeye Technologies, Inc.	8.500% 10/01/13		95,000	98,088
Caraustar Industries, Inc.	9.875% 04/01/11		105,000	108,412
Georgia-Pacific Corp.	8.000% 01/15/24		145,000	167,475
Neenah Paper, Inc.	7.375% 11/15/14		60,000	58,725
Newark Group, Inc.	9.750% 03/15/14		190,000	175,750
NewPage Corp.	12.000% 05/01/13(a)		85,000	81,175
Norske Skog Canada Ltd.
	7.375% 03/01/14		125,000	125,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Paper & Related Products – (continued)
Forest Products & Paper – (continued)
	8.625% 06/15/11	60,000	62,400
			1,132,088
		Forest Products & Paper Total	1,311,288
Iron / Steel – 0.4%
Metal - Iron – 0.1%
Wise Metals Group LLC	10.250% 05/15/12	175,000	144,813
			144,813
Steel - Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	70,000	74,725
			74,725
Steel - Specialty – 0.2%
UCAR Finance, Inc.	10.250% 02/15/12	165,000	176,550
			176,550
		Iron / Steel Total	396,088
Metals & Mining – 0.5%
Mining Services – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.	9.625% 01/15/12(a)	45,000	46,350
			46,350
Non - Ferrous Metals – 0.5%
Codelco, Inc.	5.500% 10/15/13	500,000	521,900
			521,900
		Metals & Mining Total	568,250
		BASIC MATERIALS TOTAL	4,100,517
COMMUNICATIONS – 8.7%
Media – 3.6%
Broadcast Services / Programs – 0.1%
Fisher Communications, Inc.	8.625% 09/15/14	75,000	81,094
			81,094
Cable TV – 1.5%
Atlantic Broadband Finance LLC	9.375% 01/15/14(a)	155,000	149,575
Charter Communications Holdings II LLC	10.250% 09/15/10	175,000	181,562
Charter Communications Holdings LLC	9.920% 04/01/11	480,000	363,600
CSC Holdings, Inc.
	7.000% 04/15/12(a)	85,000	81,175
	7.625% 04/01/11	180,000	180,450
EchoStar DBS Corp.	6.625% 10/01/14	230,000	227,987
Insight Midwest LP	9.750% 10/01/09	70,000	72,450
Northland Cable Television, Inc.	10.250% 11/15/07	100,000	97,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Cable TV – (continued)
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(a)(d)	180,000	45,000
Telenet Group Holding NV
	(c) 06/15/14 (11.500% 12/15/08)(a)	210,000	166,163
			1,564,962
Multimedia – 0.8%
Advanstar Communications, Inc.
	(c) 10/15/11 (15.000% 10/15/05)	125,000	130,000
	12.000% 02/15/11	120,000	129,600
Haights Cross Communications, Inc.
	(c) 08/15/11 (12.500% 08/01/09)	125,000	78,750
Haights Cross Operating Co.	11.750% 08/15/11	185,000	202,575
Lamar Media Corp.	6.625% 08/15/15(a)	125,000	127,500
Quebecor Media, Inc.	11.125% 07/15/11	135,000	148,838
			817,263
Publishing - Newspapers – 0.1%
Hollinger, Inc.
	11.875% 03/01/11(a)(e)	54,000	55,620
	12.875% 03/01/11(a)	80,000	88,000
			143,620
Publishing - Periodicals – 0.8%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12	95,000	97,850
Dex Media East LLC	12.125% 11/15/12	169,000	200,476
Dex Media West LLC	9.875% 08/15/13	117,000	132,210
Dex Media, Inc.
	(c) 11/15/13 (9.000% 11/15/08)	105,000	85,050
PriMedia, Inc.	8.875% 05/15/11	215,000	225,213
WDAC Subsidiary Corp.	8.375% 12/01/14(a)	125,000	122,500
			863,299
Television – 0.3%
Paxson Communications Corp.
	(c) 01/15/09 (12.250% 01/15/06)	150,000	145,500
	10.750% 07/15/08	40,000	40,000
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	170,000	180,200
			365,700
		Media Total	3,835,938

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 5.1%
Cellular Telecommunications – 1.8%
American Cellular Corp.	10.000% 08/01/11	105,000	111,825
Digicel Ltd.	9.250% 09/01/12(a)	100,000	104,500
Dobson Cellular Systems, Inc.	8.375% 11/01/11	40,000	42,500
Dobson Communications Corp.	8.875% 10/01/13	115,000	115,287
Horizon PCS, Inc.	11.375% 07/15/12	80,000	92,800
iPCS Escrow Co.	11.500% 05/01/12	70,000	80,850
Nextel Communications, Inc.	7.375% 08/01/15	255,000	275,081
Nextel Partners, Inc.	8.125% 07/01/11	205,000	223,450
Rogers Cantel, Inc.	9.750% 06/01/16	155,000	189,100
Rogers Wireless, Inc.	8.000% 12/15/12	95,000	101,650
Rural Cellular Corp.
	8.250% 03/15/12	90,000	94,950
	9.750% 01/15/10	120,000	121,500
UbiquiTel Operating Co.	9.875% 03/01/11	85,000	94,775
US Unwired, Inc.	10.000% 06/15/12	215,000	249,400
			1,897,668
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(c) 11/15/12 (10.375% 11/15/08)	175,000	146,125
Intelsat Bermuda Ltd.	8.250% 01/15/13(a)	190,000	193,800
Intelsat Ltd.	6.500% 11/01/13	90,000	70,200
PanAmSat Corp.	9.000% 08/15/14	252,000	265,860
Zeus Special Subsidiary Ltd.
	(c) 02/01/15 (9.250% 02/01/10)(a)	135,000	90,450
			766,435
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.	6.450% 03/15/29	125,000	109,844
			109,844
Telecommunication Services – 0.6%
Axtel SA de CV	11.000% 12/15/13	170,000	187,850
Syniverse Technologies, Inc.	7.750% 08/15/13(a)	100,000	102,000
Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	60,000	61,200
Time Warner Telecom, Inc.
	9.750% 07/15/08	27,000	27,270
	10.125% 02/01/11	145,000	149,350
			527,670

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone - Integrated – 1.6%
Cincinnati Bell, Inc.	7.000% 02/15/15	230,000	225,400
Citizens Communications Co.	9.000% 08/15/31	205,000	213,713
Qwest Communications International, Inc.	7.500% 02/15/14(a)	175,000	167,125
Qwest Services Corp.	13.500% 12/15/10	450,000	520,312
Qwest Corp.
	7.500% 06/15/23	195,000	181,350
	8.875% 03/15/12	255,000	279,544
US LEC Corp.	11.890% 10/01/09(b)	85,000	89,250
			1,676,694
Wireless Equipment – 0.3%
American Towers, Inc.	7.250% 12/01/11	120,000	126,000
SBA Telecommunications, Inc.
	(c) 12/15/11 (9.750% 12/15/07)	220,000	202,400
			328,400
	Telecommunication Services Total		5,306,711
	COMMUNICATIONS TOTAL		9,142,649
CONSUMER CYCLICAL – 7.5%
Airlines – 0.3%
Airlines – 0.3%
Continental Airlines, Inc.	7.568% 12/01/06	220,000	205,700
Northwest Airlines, Inc.	9.875% 03/15/07(d)	210,000	103,950
			309,650
		Airlines Total	309,650
Apparel – 0.6%
Apparel Manufacturers – 0.6%
Broder Brothers Co.	11.250% 10/15/10	125,000	122,188
Levi Strauss & Co.	9.750% 01/15/15	335,000	354,262
Phillips-Van Heusen Corp.
	7.250% 02/15/11	65,000	67,925
	8.125% 05/01/13	75,000	81,000
			625,375
		Apparel Total	625,375
Auto Manufacturers – 0.5%
Auto - Cars / Light Trucks – 0.4%
Ford Motor Co.	7.450% 07/16/31	205,000	163,488
General Motors Corp.	8.375% 07/15/33	270,000	226,800
			390,288

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
Auto - Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.	7.500% 06/15/11	120,000	122,400
			122,400
		Auto Manufacturers Total	512,688
Auto Parts & Equipment – 1.0%
Auto / Truck Parts & Equipment - Original – 0.5%
Cooper-Standard Automotive, Inc.	8.375% 12/15/14	250,000	226,250
Delco Remy International, Inc.	9.375% 04/15/12	135,000	86,400
Dura Operating Corp.
	8.625% 04/15/12	155,000	144,537
	9.000% 05/01/09	40,000	32,400
			489,587
Auto / Truck Parts & Equipment - Replacement – 0.2%
Commercial Vehicle Group	8.000% 07/01/13(a)	125,000	129,063
Rexnord Corp.	10.125% 12/15/12	90,000	98,325
			227,388
Rubber - Tires – 0.3%
Goodyear Tire & Rubber Co.	9.000% 07/01/15(a)	285,000	289,275
			289,275
		Auto Parts & Equipment Total	1,006,250
Distribution / Wholesale – 0.1%
Distribution / Wholesale – 0.1%
Buhrmann US, Inc.	7.875% 03/01/15(a)	65,000	65,650
			65,650
		Distribution / Wholesale Total	65,650
Entertainment – 0.7%
Gambling (Non - Hotel) – 0.1%
Global Cash Access LLC	8.750% 03/15/12	160,000	171,600
			171,600
Music – 0.3%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	115,000	121,037
Warner Music Group	7.375% 04/15/14	160,000	162,800
			283,837
Resorts / Theme Parks – 0.2%
Six Flags, Inc.	9.625% 06/01/14	175,000	176,750
			176,750
Theaters – 0.1%
LCE Acquisition Corp.	9.000% 08/01/14(a)	150,000	147,375
			147,375
		Entertainment Total	779,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.7%
Building – Residential / Commercial – 0.7%
D.R. Horton, Inc.	9.750% 09/15/10	400,000	464,000
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	25,000	26,875
	10.500% 10/01/07	125,000	137,812
Standard Pacific Corp.
	7.000% 08/15/15	5,000	4,931
	9.250% 04/15/12	125,000	137,188
			770,806
		Home Builders Total	770,806
Home Furnishings – 0.1%
Home Furnishings – 0.1%
WII Components, Inc.	10.000% 02/15/12	135,000	135,338
			135,338
		Home Furnishings Total	135,338
Leisure Time – 0.4%
Leisure & Recreational Products – 0.1%
K2, Inc.	7.375% 07/01/14	80,000	82,800
			82,800
Recreational Centers – 0.3%
Equinox Holdings, Inc.	9.000% 12/15/09	170,000	176,800
Town Sports International, Inc.
	(c) 02/01/14 (11.000% 02/01/09)	185,000	127,650
			304,450
		Leisure Time Total	387,250
Lodging – 2.0%
Casino Hotels – 2.0%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	145,000	152,975
Eldorado Casino Shreveport/Shreveport Capital Corp.	10.000% 08/01/12	310,628	307,522
Hard Rock Hotel, Inc.	8.875% 06/01/13	175,000	189,875
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	140,000	161,000
MGM Mirage
	6.750% 09/01/12	195,000	200,362
	8.500% 09/15/10	45,000	49,500
Mohegan Tribal Gaming Authority	6.125% 02/15/13	85,000	86,063
Penn National Gaming, Inc.	6.750% 03/01/15	225,000	225,000
Pinnacle Entertainment, Inc.	8.750% 10/01/13	210,000	222,600
River Rock Entertainment	9.750% 11/01/11	80,000	87,800
Seneca Gaming Corp.	7.250% 05/01/12	120,000	124,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Station Casinos, Inc.	6.875% 03/01/16	40,000	40,900
Virgin River Casino Corp.
	(c) 01/15/13 (12.750% 01/15/09)(a)	65,000	46,150
	9.000% 01/15/12(a)	54,000	56,700
Wynn Las Vegas LLC	6.625% 12/01/14	180,000	174,825
			2,125,772
		Lodging Total	2,125,772
Retail – 1.0%
Retail - Automobiles – 0.1%
Asbury Automotive Group, Inc.	8.000% 03/15/14	130,000	129,350
			129,350
Retail - Drug Stores – 0.3%
Jean Coutu Group, Inc. (PJC)	8.500% 08/01/14	150,000	153,562
Rite Aid Corp.
	7.500% 01/15/15	45,000	43,200
	9.250% 06/01/13	110,000	106,700
			303,462
Retail - Home Furnishings – 0.1%
Tempur-Pedic, Inc.	10.250% 08/15/10	120,000	134,400
			134,400
Retail - Jewelry – 0.1%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	100,000	93,000
			93,000
Retail - Propane Distributors – 0.2%
Ferrellgas Partners LP	8.750% 06/15/12	120,000	124,200
Suburban Propane Partners LP	6.875% 12/15/13(a)	70,000	67,725
			191,925
Retail - Restaurants – 0.1%
Landry’s Restaurants, Inc.	7.500% 12/15/14	120,000	117,000
			117,000
Retail - Video Rental – 0.1%
Movie Gallery, Inc.	11.000% 05/01/12(a)	100,000	102,000
			102,000
		Retail Total	1,071,137

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – 0.1%
Textile - Products – 0.1%
INVISTA	9.250% 05/01/12(a)	90,000	98,550
			98,550
		Textiles Total	98,550
	CONSUMER CYCLICAL TOTAL		7,888,028
CONSUMER NON-CYCLICAL – 5.6%
Agriculture – 0.1%
Tobacco – 0.1%
Alliance One International, Inc.	11.000% 05/15/12(a)	95,000	95,000
			95,000
		Agriculture Total	95,000
Beverages – 0.1%
Beverages - Wine / Spirits – 0.1%
Constellation Brands, Inc.	8.125% 01/15/12	100,000	106,375
			106,375
		Beverages Total	106,375
Biotechnology – 0.2%
Medical - Biomedical / Gene – 0.2%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	150,000	159,000
			159,000
		Biotechnology Total	159,000
Commercial Services – 1.7%
Commercial Services – 0.3%
Iron Mountain, Inc.	7.750% 01/15/15	150,000	153,750
Language Line Holdings, Inc.	11.125% 06/15/12	105,000	99,225
Mac-Gray Corp.	7.625% 08/15/15(a)	35,000	36,137
			289,112
Commercial Services - Finance – 0.2%
Dollar Financial Group, Inc.	9.750% 11/15/11	195,000	203,288
			203,288
Consulting Services – 0.1%
FTI Consulting	7.625% 06/15/13(a)	80,000	81,600
			81,600
Funeral Services & Related Items – 0.2%
Service Corp. International	7.700% 04/15/09	180,000	189,000
			189,000
Printing - Commercial – 0.2%
Sheridan Group	10.250% 08/15/11	105,000	110,250
Vertis, Inc.	13.500% 12/07/09(a)	130,000	114,400
			224,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Private Corrections – 0.3%
Corrections Corp. of America	6.250% 03/15/13	180,000	177,750
GEO Group, Inc.	8.250% 07/15/13	165,000	162,525
			340,275
Rental Auto / Equipment – 0.4%
Ashtead Holdings PLC	8.625% 08/01/15(a)	90,000	94,050
NationsRent, Inc.
	9.500% 10/15/10	115,000	125,925
	9.500% 05/01/15	100,000	104,000
Williams Scotsman, Inc.	9.875% 06/01/07	110,000	109,450
			433,425
		Commercial Services Total	1,761,350
Cosmetics / Personal Care – 0.4%
Cosmetics & Toiletries – 0.4%
DEL Laboratories, Inc.	8.000% 02/01/12	145,000	123,612
Elizabeth Arden, Inc.	7.750% 01/15/14	110,000	115,775
Revlon Consumer Products Corp.
	8.625% 02/01/08	60,000	58,500
	9.500% 04/01/11	115,000	110,688
			408,575
		Cosmetics / Personal Care Total	408,575
Food – 0.7%
Food - Confectionery – 0.1%
Merisant Co.	10.750% 07/15/13(a)	95,000	65,550
Tabletop Holdings, Inc.
	(c) 05/15/14 (12.250% 11/15/08)(a)	325,000	52,000
			117,550
Food - Miscellaneous / Diversified – 0.4%
Dole Food Co., Inc.	8.625% 05/01/09	141,000	150,165
Pinnacle Foods Holding Corp.	8.250% 12/01/13	180,000	173,700
Reddy Ice Holdings, Inc.
	(c) 11/01/12 (10.500% 11/01/08)(a)	95,000	73,150
			397,015
Food - Retail – 0.2%
Stater Brothers Holdings, Inc.	8.125% 06/15/12	225,000	230,062
			230,062
		Food Total	744,627

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – 1.4%
Dialysis Centers – 0.1%
DaVita, Inc.	7.250% 03/15/15(a)	145,000	147,900
			147,900
Medical - HMO – 0.2%
Coventry Health Care, Inc.	8.125% 02/15/12	145,000	155,875
			155,875
Medical - Hospitals – 0.3%
Tenet Healthcare Corp.	9.875% 07/01/14	260,000	278,200
			278,200
Medical - Outpatient / Home Medical – 0.1%
Select Medical Corp.	7.625% 02/01/15	85,000	82,663
			82,663
MRI / Medical Diagnostic Imaging – 0.5%
InSight Health Services Corp.	9.875% 11/01/11	200,000	177,000
MedQuest, Inc.	11.875% 08/15/12	180,000	190,350
MQ Associates, Inc.
	(c) 08/15/12 (12.250% 08/15/08)	325,000	195,000
			562,350
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.	8.620% 03/15/15(a)(b)	55,000	54,587
US Oncology, Inc.	9.000% 08/15/12	160,000	176,000
			230,587
		Healthcare Services Total	1,457,575
Household Products / Wares – 0.5%
Consumer Products - Miscellaneous – 0.4%
Amscan Holdings, Inc.	8.750% 05/01/14	205,000	195,262
Jostens IH Corp.	7.625% 10/01/12	95,000	97,613
Playtex Products, Inc.	9.375% 06/01/11	140,000	148,050
			440,925
Office Supplies & Forms – 0.1%
ACCO Brands Corp.	7.625% 08/15/15(a)	110,000	110,413
			110,413
	Household Products / Wares Total		551,338
Pharmaceuticals – 0.5%
Medical - Drugs – 0.3%
Elan Finance PLC	7.750% 11/15/11(a)	215,000	189,738
Warner Chilcott Corp.	8.750% 02/01/15(a)	105,000	103,950
			293,688

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical - Generic Drugs – 0.1%
Mylan Laboratories, Inc.	6.375% 08/15/15(a)		140,000	140,350
				140,350
Medical - Wholesale Drug Distribution – 0.1%
Nycomed A/S, PIK	11.750% 09/15/13(a)	EUR	115,000	143,178
				143,178
	Pharmaceuticals Total			577,216
	CONSUMER NON-CYCLICAL TOTAL			5,861,056
ENERGY – 4.0%
Coal – 0.1%
Coal – 0.1%
Arch Western Finance LLC	6.750% 07/01/13	USD	150,000	153,375
				153,375
			Coal Total	153,375
Oil & Gas – 1.6%
Oil & Gas Drilling – 0.1%
Pride International, Inc.	7.375% 07/15/14		75,000	81,000
				81,000
Oil Companies - Exploration & Production – 1.4%
Chesapeake Energy Corp.
	6.375% 06/15/15		60,000	61,050
	7.500% 06/15/14		125,000	135,000
Compton Petroleum Corp.	9.900% 05/15/09		185,000	200,262
Delta Petroleum Corp.	7.000% 04/01/15(a)		75,000	72,188
Energy Partners Ltd.	8.750% 08/01/10		90,000	95,400
Forest Oil Corp.	8.000% 12/15/11		90,000	99,000
Magnum Hunter Resources, Inc.	9.600% 03/15/12		72,000	79,920
PEMEX Finance Ltd.
	9.150% 11/15/18		205,000	266,129
	10.610% 08/15/17		135,000	182,104
Pogo Producing Co.	6.625% 03/15/15(a)		95,000	97,850
Whiting Petroleum Corp.	7.250% 05/01/12		180,000	181,800
				1,470,703
Oil Refining & Marketing – 0.1%
Premcor Refining Group, Inc.	7.500% 06/15/15		105,000	113,531
				113,531
		Oil & Gas Total		1,665,234
Oil & Gas Services – 1.0%
Oil – Field Services – 1.0%
Gazprom	9.625% 03/01/13		400,000	491,800
Gazprom International SA	7.201% 02/01/20		360,000	392,076

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – (continued)
Oil - Field Services – (continued)
Newpark Resources, Inc.	8.625% 12/15/07		120,000	119,400
				1,003,276
	Oil & Gas Services Total			1,003,276
Pipelines – 1.3%
Pipelines – 1.3%
Coastal Corp.
	7.625% 09/01/08		100,000	101,750
	7.750% 06/15/10		190,000	193,800
Dynegy Holdings, Inc.
	6.875% 04/01/11		205,000	203,975
	9.875% 07/15/10(a)		70,000	76,300
Northwest Pipeline Corp.	8.125% 03/01/10		55,000	59,125
Sonat, Inc.	7.625% 07/15/11		425,000	432,437
Southern Natural Gas Co.	8.875% 03/15/10		95,000	103,313
Williams Companies, Inc.	8.125% 03/15/12		135,000	150,525
				1,321,225
	Pipelines Total			1,321,225
	ENERGY TOTAL			4,143,110
FINANCIALS – 1.4%
Diversified Financial Services – 1.1%
Finance - Auto Loans – 0.3%
Ford Motor Credit Co.	7.375% 02/01/11		15,000	14,748
General Motors Acceptance Corp.
	6.875% 09/15/11		115,000	108,857
	6.875% 08/28/12		185,000	173,304
				296,909
Finance - Consumer Loans – 0.4%
SLM Corp.	6.500% 06/15/10	NZD	615,000	427,219
				427,219
Finance - Investment Banker / Broker – 0.4%
E*Trade Financial Corp.	8.000% 06/15/11	USD	110,000	115,225
LaBranche & Co., Inc.	11.000% 05/15/12		315,000	348,862
				464,087
	Diversified Financial Services Total			1,188,215

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts – 0.2%
REITs - Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12	45,000	46,688
			46,688
REITs - Mortgage – 0.1%
Thornburg Mortgage, Inc.	8.000% 05/15/13	100,000	102,125
			102,125
	Real Estate Investment Trusts Total		148,813
Savings & Loans – 0.1%
Savings & Loans / Thrifts - Western US – 0.1%
Western Financial Bank	9.625% 05/15/12	100,000	113,000
			113,000
	Savings & Loans Total		113,000
	FINANCIALS TOTAL		1,450,028
INDUSTRIALS – 6.5%
Aerospace & Defense – 0.8%
Aerospace / Defense - Equipment – 0.6%
Argo-Tech Corp.	9.250% 06/01/11	110,000	120,312
BE Aerospace, Inc.	8.875% 05/01/11	155,000	163,525
Sequa Corp.
	8.875% 04/01/08	70,000	74,725
	9.000% 08/01/09	60,000	66,000
Standard Aero Holdings, Inc.	8.250% 09/01/14	110,000	110,550
TransDigm, Inc.	8.375% 07/15/11	110,000	116,325
			651,437
Electronics - Military – 0.2%
L-3 Communications Corp.	6.375% 10/15/15(a)	150,000	152,625
			152,625
	Aerospace & Defense Total		804,062
Building Materials – 0.3%
Building & Construction Products - Miscellaneous – 0.2%
Associated Materials, Inc.
	(c) 03/01/14 (11.250% 03/01/09)	115,000	67,275
Nortek, Inc.	8.500% 09/01/14	80,000	77,200
NTK Holdings, Inc.
	(c) 03/01/14 (10.750% 09/01/09)(a)	125,000	72,500
			216,975

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building Products - Cement / Aggregation – 0.1%
RMCC Acquisition Co.	9.500% 11/01/12(a)	155,000	156,550
			156,550
		Building Materials Total	373,525
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Coleman Cable, Inc.	9.875% 10/01/12(a)	140,000	126,000
			126,000
	Electrical Components & Equipment Total		126,000
Electronics – 0.3%
Electronic Components - Miscellaneous – 0.3%
Flextronics International Ltd.	6.250% 11/15/14	115,000	113,850
Sanmina-SCI Corp.	6.750% 03/01/13	180,000	171,900
			285,750
		Electronics Total	285,750
Engineering & Construction – 0.2%
Building & Construction - Miscellaneous – 0.2%
J. Ray McDermott SA	11.500% 12/15/13(a)	180,000	205,200
			205,200
	Engineering & Construction Total		205,200
Environmental Control – 0.6%
Non - Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.250% 03/15/15(a)	80,000	79,000
	7.875% 04/15/13	90,000	92,700
	8.500% 12/01/08	235,000	247,925
Waste Services, Inc.	9.500% 04/15/14(a)	120,000	119,700
			539,325
Recycling – 0.1%
Aleris International, Inc.	9.000% 11/15/14	50,000	53,250
			53,250
	Environmental Control Total		592,575
Hand / Machine Tools – 0.1%
Machine Tools & Related Products – 0.1%
Newcor, Inc.
	6.000% 01/31/13 (7.500% 01/31/08)(f)(g)	165,817	106,123
			106,123
	Hand / Machine Tools Total		106,123

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery - Diversified – 0.4%
Machinery - General Industry – 0.1%
Douglas Dynamics LLC	7.750% 01/15/12(a)	150,000	151,500
			151,500
Machinery - Material Handling – 0.3%
Columbus McKinnon Corp.
	8.500% 04/01/08	85,000	84,575
	8.875% 11/01/13(a)(h)	185,000	187,544
			272,119
		Machinery - Diversified Total	423,619
Metal Fabricate / Hardware – 0.6%
Metal Processors & Fabrication – 0.4%
Altra Industrial Motion, Inc.	9.000% 12/01/11(a)	100,000	98,000
Mueller Group, Inc.	10.000% 05/01/12	135,000	143,437
Mueller Holdings, Inc.
	(c) 04/15/14 (14.750% 04/15/09)	115,000	85,675
TriMas Corp.	9.875% 06/15/12	180,000	153,900
			481,012
Metal Products - Fasteners – 0.2%
FastenTech, Inc.	11.500% 05/01/11	175,000	185,500
			185,500
	Metal Fabricate / Hardware Total		666,512
Miscellaneous Manufacturing – 0.7%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.	6.300% 05/01/14(a)	255,000	232,050
J.B. Poindexter & Co.	8.750% 03/15/14	140,000	133,000
Koppers Industries, Inc.	9.875% 10/15/13	140,000	155,400
Trinity Industries, Inc.	6.500% 03/15/14	70,000	68,600
			589,050
Filtration / Separate Products – 0.1%
Polypore International, Inc.
	(c) 10/01/12 (10.500% 10/01/08)	100,000	59,500
			59,500
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.	8.875% 06/01/11	120,000	128,400
			128,400
	Miscellaneous Manufacturing Total		776,950
Packaging & Containers – 1.2%
Containers - Metal / Glass – 0.6%
Crown European Holdings SA	10.875% 03/01/13	70,000	82,600

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers - Metal / Glass – (continued)
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14		160,000	159,600
	8.250% 05/15/13		245,000	262,150
Owens-Illinois, Inc.	7.500% 05/15/10		90,000	93,150
				597,500
Containers - Paper / Plastic – 0.6%
Consolidated Container Co. LLC
	(c) 06/15/09 (10.750% 06/15/07)		120,000	98,400
Jefferson Smurfit Corp.
	8.250% 10/01/12		110,000	109,175
	PIK,
	11.500% 10/01/15(a)	EUR	161,312	188,907
MDP Acquisitions PLC	9.625% 10/01/12	USD	150,000	153,000
Portola Packaging, Inc.	8.250% 02/01/12		120,000	93,000
				642,482
		Packaging & Containers Total		1,239,982
Transportation – 1.2%
Transportation - Marine – 0.5%
Ship Finance International Ltd.	8.500% 12/15/13		285,000	277,875
Stena AB
	7.500% 11/01/13		155,000	155,000
	9.625% 12/01/12		115,000	126,500
				559,375
Transportation - Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12(a)		150,000	161,625
	12.500% 06/15/12		40,000	46,800
				208,425
Transportation - Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14		110,000	113,300
	7.375% 05/01/14(a)		90,000	92,700
Petroleum Helicopters, Inc.	9.375% 05/01/09		135,000	143,100
				349,100
Transportation - Trucks – 0.2%
QDI LLC	9.000% 11/15/10		160,000	147,200
				147,200
		Transportation Total		1,264,100
		INDUSTRIALS TOTAL		6,864,398

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – 0.1%
Semiconductors – 0.1%
Electronic Components - Semiconductors – 0.1%
Amkor Technology, Inc.	9.250% 02/15/08	125,000	116,875
			116,875
		Semiconductors Total	116,875
		TECHNOLOGY TOTAL	116,875
UTILITIES – 2.2%
Electric – 2.2%
Electric - Generation – 0.5%
AES Corp.
	9.000% 05/15/15(a)	45,000	49,725
	9.500% 06/01/09	182,000	200,200
Edison Mission Energy	9.875% 04/15/11	170,000	200,600
Texas Genco LLC	6.875% 12/15/14(a)	100,000	104,000
			554,525
Electric - Integrated – 0.7%
CMS Energy Corp.	8.900% 07/15/08	150,000	162,187
Nevada Power Co.
	9.000% 08/15/13	49,000	54,880
	10.875% 10/15/09	97,000	107,427
PSEG Energy Holdings LLC	10.000% 10/01/09	145,000	162,219
Sierra Pacific Resources	6.750% 08/15/17(a)	135,000	135,844
TECO Energy, Inc.	7.000% 05/01/12	95,000	102,125
			724,682
Independent Power Producer – 1.0%
Caithness Coso Funding Corp.	9.050% 12/15/09	154,521	171,108
Calpine Generating Co. LLC
	9.260% 04/01/10(b)	110,000	111,650
	12.390% 04/01/11(b)	240,000	226,800
MSW Energy Holdings LLC
	7.375% 09/01/10	50,000	52,125
	8.500% 09/01/10	190,000	205,200
Orion Power Holdings, Inc.	12.000% 05/01/10	220,000	266,750
			1,033,633
		Electric Total	2,312,840
		UTILITIES TOTAL	2,312,840

	Total Corporate Fixed-Income Bonds & Notes (cost of $40,372,380)		42,019,562

		Par ($)	Value ($)
Mortgage-Backed Securities – 2.2%
MORTGAGE-BACKED SECURITIES – 2.2%
Federal National Mortgage Association
	TBA,
	6.500% 09/14/35(h)	1,895,000	1,957,772
Government National Mortgage Association
	9.000% 04/15/16	250	272
	9.000% 05/15/16	31,426	34,209
	9.000% 06/15/16	28,962	31,526
	9.000% 11/15/16	57,775	62,890
	9.000% 12/15/16	24,341	26,496
	10.500% 07/15/19	8,226	9,352
	10.500% 05/15/20	8,036	9,151
	10.500% 07/15/20	8,898	10,133
	11.000% 01/15/18	3,279	3,649
	11.000% 05/15/18	14,906	16,588
	11.000% 08/15/18	7,861	8,749
	11.000% 01/15/19	53,395	59,480
	11.000% 02/15/19	2,881	3,144
	11.000% 04/15/19	1,734	1,932
	11.000% 05/15/19	8,861	9,871
	MORTGAGE-BACKED SECURITIES TOTAL		2,245,214

	Total Mortgage-Backed Securities (cost of $2,227,609)		2,245,214
Asset-Backed Securities – 0.7%
Equity One ABS, Inc.	4.205% 04/25/34	425,000	413,665
GMAC Mortgage Corp.	4.865% 09/25/34	350,000	347,547

	Total Asset-Backed Securities (cost of $771,945)		761,212

		Par ($)
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.2%
Telecommunication Services – 0.2%
Telecommunications Equipment – 0.2%
Nortel Networks Corp.	4.250% 09/01/08	265,000	251,408
			251,408
	Telecommunication Services Total		251,408
	COMMUNICATIONS TOTAL		251,408

		Par ($)	Value ($)
Convertible Bonds – (continued)
UTILITIES – 0.1%
Electric – 0.1%
Independent Power Producer – 0.1%
Mirant Corp.	2.500% 06/15/21(d)	80,000	72,201
			72,201
		Electric Total	72,201
		UTILITIES TOTAL	72,201
	Total Convertible Bonds (cost of $294,219)		323,609
Municipal Bond (Taxable) – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians	13.000% 10/01/11(e)	230,000	237,776
		CALIFORNIA TOTAL	237,776

	Total Municipal Bond (Taxable) (cost of $230,000)		237,776

		Shares
Common Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
	Shreveport Gaming Holdings, Inc. (f)(i)	2,098	30,463
	Hotels, Restaurants & Leisure Total		30,463
	CONSUMER DISCRETIONARY TOTAL		30,463
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (f)(i)(j)	1,800	—
	Commercial Services & Supplies Total		—
	INDUSTRIALS TOTAL		—

	Total Common Stocks (cost of $30,463)		30,463

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(e)(i)	150	2
			2

		Units
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(a)(f)(i)(j)	40	—
			—
	Telecommunication Services Total		2
	COMMUNICATIONS TOTAL		2

		Units	Value ($)
Warrants – (continued)
INDUSTRIALS – 0.0%
Transportation – 0.0%
Transportation - Trucks – 0.0%
QDI LLC	Expires 01/15/07(a)(e)(f)(i)	510	1,652
			1,652
	Transportation Total		1,652
	INDUSTRIALS TOTAL		1,652

	Total Warrants (cost of $7,679)		1,654

		Par ($)
Short-Term Obligation – 4.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/05, due 09/01/05 at 3.430%, collateralized by a U.S. Treasury Bond maturing 11/15/12, market value of $4,505,650 (repurchase proceeds $4,416,421)	4,416,000	4,416,000

	Total Short-Term Obligation (cost of $4,416,000)		4,416,000

	Total Investments – 101.0% (cost of $102,079,768)(k)(l)		106,125,769

	Other Assets & Liabilities, Net – (1.0)%		(1,086,493)

	Net Assets – 100.0%		105,039,276

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities, which did not include any illiquid securities, except for the following, amounted to $7,359,771, which represents 7.0% of net assets.

	Acquisition
Security	Date	Par/Unit	Cost	Value
Hollinger, Inc	09/30/04	$54,000	$54,000	$55,620
QDI LLC	06/01/02	510	—	1,652
				57,272

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2005.

(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $221,151, which represents 0.2% of net assets.

(e)	Illiquid security.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)	Security purchased on a delayed delivery basis.

(i)	Non-income producing security.

(j)	Security has no value.

(k)	Cost for federal income tax purposes is $103,565,238.

(l)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,733,750	$(3,173,219)	$2,560,531

At August 31, 2005, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Depreciation
EUR	$863,469	$848,400	09/15/05	$(15,069)
EUR	2,017,177	1,980,639	09/19/05	(36,538)
EUR	451,572	442,069	09/20/05	(9,503)
EUR	212,214	207,833	09/20/05	(4,381)
EUR	944,154	934,830	09/27/05	(9,324)
GBP	1,059,676	1,031,352	09/19/05	(28,324)
GBP	477,564	462,748	09/20/05	(14,816)
NOK	506,537	485,714	09/20/05	(20,823)
SEK	777,083	761,998	09/15/05	(15,085)
SEK	760,550	746,656	09/15/05	(13,894)
				$(167,757)

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
USD	United States Dollar

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial InterMarket Income Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2005